SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Net Loss per Common Share (Details) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Class A Common Stock.
Numerator:
Allocation of net income, as adjusted, basic	$ 897,750	$ 2,675,902
Allocation of net income, as adjusted, diluted	$ 897,750	$ 2,623,919
Denominator:
Basic weighted average shares outstanding	11,500,000	6,133,333
Diluted weighted average shares outstanding	11,500,000	6,133,333
Basic net income per common stock	$ 0.08	$ 0.44
Diluted net income per common stock	$ 0.08	$ 0.43
Class B Common Stock.
Numerator:
Allocation of net income, as adjusted, basic	$ 224,437	$ 1,177,979
Allocation of net income, as adjusted, diluted	$ 224,437	$ 1,229,962
Denominator:
Basic weighted average shares outstanding	2,875,000	2,700,000
Diluted weighted average shares outstanding	2,875,000	2,875,000
Basic net income per common stock	$ 0.08	$ 0.44
Diluted net income per common stock	$ 0.08	$ 0.43